Share Based Compensation Plans - Additional Information (Detail) $ in Millions		12 Months Ended
	Jan. 01, 2026 shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option vesting period		3 years
Option expiration term		7 years
Net earnings | $		$ (1.0)	$ 0.4
Events After Reporting Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based compensation number of shares vested	42,833
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term		3 years
Number of units redeemed		103,136	180,989
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term		3 years
Number of units redeemed		231,250	450,726
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of units redeemed		21,010
Executive Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share unit vesting period		3 years
Net earnings | $		$ (5.0)	$ (4.0)
Number of units redeemed		36,408	15,570
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options granted		0	0